COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                        COVA VARIABLE ANNUITY ACCOUNT ONE

                          Supplement dated June 1, 1998
                         to Prospectus dated May 1, 1998


The following supplements the information in your prospectus for the variable annuity contracts issued by Cova Financial Services Life Insurance Company and Cova Variable Annuity Account One.

In addition to the investment portfolios listed in the prospectus, the following investment portfolios are also available under your contract:

Oppenheimer Variable Account Funds:
Managed by OppenheimerFunds, Inc.
  Oppenheimer High Income Fund
  Oppenheimer Bond Fund
  Oppenheimer Growth Fund
  Oppenheimer Growth & Income Fund
  Oppenheimer Strategic Bond Fund

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio.

The Cova Variable Annuity Account One Fee Table - Investment Portfolio Expenses and Examples are supplemented as follows:

                                                     Management           12b-1           Other               Total Annual
                                                         Fees             Fees          Expenses           Portfolio Expenses
                                                         ----             ----          --------           ------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.
       Oppenheimer High Income                         .75%               - -             .07%                  .82%
       Oppenheimer Bond                                .73%               - -             .05%                  .78%
       Oppenheimer Growth                              .73%               - -             .02%                  .75%
       Oppenheimer Growth & Income                     .75%               - -             .08%                  .83%
       Oppenheimer Strategic Bond                      .75%               - -             .08%                  .83%


Examples:

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.                                            Time Periods

                                                                      1 year             3 years
                                                                      ------             -------
       Oppenheimer High Income
                                                                   (a) $ 73.50        (a) $117.26
                                                                   (b) $ 23.50        (b) $ 72.26
       Oppenheimer Bond
                                                                   (a) $ 73.10        (a) $116.05
                                                                   (b) $ 23.10        (b) $ 71.05

       Oppenheimer Growth
                                                                   (a) $ 72.80        (a) $115.15
                                                                   (b) $ 22.80        (b) $ 70.15
       Oppenheimer Growth & Income
                                                                   (a) $ 73.60        (a) $117.56
                                                                   (b) $ 23.60        (b) $ 72.56

       Oppenheimer Strategic Bond
                                                                   (a) $ 73.60        (a) $117.56
                                                                   (b) $ 23.60        (b) $ 72.56


The Appendix - Performance Information - Part 2 is supplemented with the following information for Oppenheimer Variable Account Funds:

Total Return for the periods ended 12/31/97


                                                                                      Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                             (reflects insurance         (reflects all charges
                                             Portfolio Performance              charges and                 and portfolio
                                                   Column A                  portfolio expenses)               expenses)

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
---------                 ----            ----      -----   ---------    ----      -----  ---------   ----      -----    ---------
   Oppenheimer
     High Income          4/30/86         12.21%    13.75%    14.32%    10.81%    12.35%   12.92%      5.71%     7.75%    12.82%
   Oppenheimer Bond       4/3/85           9.25%     8.23%     9.50%     7.85%     6.83%    8.10%      2.75%     2.23%     8.00%
   Oppenheimer Growth     4/3/85          26.68%    18.61%    16.67%    25.28%    17.21%   15.27%     20.18%    12.61%    15.17%
   Oppenheimer
     Growth & Income      7/5/95          32.48%      - -     37.24%    31.08%       - -   35.84%     25.98%       - -    31.24%
   Oppenheimer
     Strategic Bond       5/3/93           8.71%     - -       7.64%     7.31%       - -    6.24%      2.21%       - -     1.64%






CL-4056 (6/98)